UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22649

iShares U.S. ETF Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-670-2000

Date of fiscal year end: October 31, 2013

Date of reporting period: October 31, 2013

Item 1. Reports to Stockholders.

OCTOBER 31, 2013

2013 ANNUAL REPORT

iShares U.S. ETF Trust

➢	iShares Short Maturity Bond ETF | NEAR | BATS

Management’s Discussion of Fund Performance

iSHARES® SHORT MATURITY BOND ETF

Performance as of October 31, 2013

	Cumulative Total Returns
	NAV	MARKET	INDEX
Since Inception	0.14%	0.16%	0.01%

The inception date of the Fund was 9/25/13. The first day of secondary market trading was 9/26/13.

Index performance is shown for illustrative purposes only. The Barclays Short-Term Government/Corporate Index is an unmanaged index that measures the performance of government and corporate securities with less than one year remaining to maturity.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

For the fiscal period ended 10/31/2013, the Fund did not have six months of performance and therefore line graphs are not presented.

Shareholder Expenses
Actual			Hypothetical 5% Return
Beginning Account Value (9/25/13) [a]	Ending Account Value (10/31/13)	Expenses Paid During Period [b]	Beginning Account Value (5/1/13)	Ending Account Value (10/31/13)	Expenses Paid During Period [b]	Annualized Expense Ratio
$1,000.00	$1,001.40	$0.25	$1,000.00	$1,023.90	$1.28	0.25%

[a]	The beginning of the period (commencement of operations) is September 25, 2013.
[b]	Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (36 days for actual and 184 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 8 for more information.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® SHORT MATURITY BOND ETF

The iShares Short Maturity Bond ETF (the “Fund”) seeks to maximize current income by primarily investing in short-term, investment-grade bonds and to maintain an effective duration of one year or less. The Fund is an actively managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specified index. For the period from September 25, 2013 (inception date of the Fund) through October 31, 2013 (the “reporting period”), the total return for the Fund was 0.14%, net of fees, while the total return for the Index was 0.01%.

Short-term bonds as a group posted relatively flat returns during the abbreviated reporting period. Short-term Treasury rates finished the reporting period where they began, as the bond market maintained stability with no significant economic surprises. The data seemed consistent with the prevailing view that slow growth and low inflation would continue to keep interest rates low and the Fed’s bond purchasing program intact in the months ahead. On October 30, 2013, the Fed clarified that it would need “more evidence” of an improving economy before tapering asset purchases.

Upon inception of the Fund on September 25, 2013, the Fund’s initial asset allocation was based on seeking to achieve its investment objective of maximizing current income through exposure to short-term bonds.

The portfolio managers of the Fund believed the market environment during the reporting period favored risk assets based on expectations that short-term interest rates were likely to stay low for a long time. Given this outlook, the Fund increased its holdings of investment grade corporate credit. In particular, the Fund increased its holdings of financial issuers due to their “healthy” balance sheets and limited risk of sudden shocks from unexpected events. The portfolio managers also believed that short-term corporate credit would also benefit from favorable supply and demand dynamics, as new issuance supply had lagged demand in recent months. Along a similar theme, the Fund increased its holdings of structured credit, including asset-backed securities and commercial mortgage-backed securities, with the view that the positive impact from supply and demand dynamics would also support this sector in the intermediate term.

For U.S. Treasuries and other government-related bonds, the portfolio managers continued to believe investors would face a sustained upward trajectory in yields, as they believed the Fed would intensify its discussions around the tapering of its quantitative easing program.

By the end of the reporting period, the Fund was structurally overweight in corporate credit and structured credit, reflecting the view that the market environment was supportive for risk assets. The portfolio managers believed this positioning would generate a higher yield for the Fund with a modest increase in risk. In addition, the supply and demand dynamics for short-term corporate credit, as well as structured credit, strengthened the managers’ conviction in these asset classes.

6	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® SHORT MATURITY BOND ETF

From a duration risk perspective, at the end of the reporting period the Fund was structurally longer than the benchmark, the Barclays Short-Term Government/Corporate Index, reflecting the market expectations for low front-end interest rates, which favored one-year fixed rate securities, rather than investing in floating rate securities in anticipation of higher rates.

PORTFOLIO ALLOCATION

As of 10/31/13

Investment Type	Percentage of Total Investments*

Corporate Bonds & Notes	65.40%
Asset-Backed Securities	16.55
Mortgage-Backed Securities	14.36
Municipal Debt Obligations	1.43
U.S. Government Agency Obligations	1.27
Foreign Government Obligations	0.99

TOTAL	100.00%

BOND CREDIT QUALITY

As of 10/31/13

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	12.14%
Aa1	3.88
Aa2	0.15
Aa3	0.50
A1	5.14
A2	5.17
A3	7.25
Baa1	15.52
Baa2	17.59
Baa3	16.26
Ba1	1.06
Not Rated	15.34

TOTAL	100.00%

*	Excludes money market funds.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment management fees. Without such waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not have traded in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary trading, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested on May 1, 2013 (or commencement of operations, as applicable) and held through October 31, 2013, is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses — The table provides information about actual account values and actual expenses. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your Fund under the heading entitled “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes — The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® SHORT MATURITY BOND ETF

October 31, 2013

Security	Principal (000s)	Value

ASSET-BACKED SECURITIES — 16.22%

ASSET-BACKED SECURITIES — 16.22%
ACAS CLO Ltd.
Series 2007-1A, Class A1S
0.45%, 04/20/21[a,b]	$1,000	$983,240
AmeriCredit Automobile Receivables Trust
Series 2011-2, Class C
3.19%, 10/12/16	250	255,241
CNH Wholesale Master Note Trust
Series 2013-2A, Class B
1.07%, 08/15/19 (MT 08/15/16)[a,b]	300	300,000
Cornerstone CLO Ltd.
Series 2007-1A, Class A1S
0.46%, 07/15/21[a,b,c]	500	491,250
Credit Acceptance Auto Loan Trust
Series 2012-1A, Class A
2.20%, 09/16/19[a]	500	504,370
Ford Credit Floorplan Master Owner Trust A
Series 2010-3, Class C
4.99%, 02/15/17 (MT 02/15/15)[a]	150	156,546
Series 2012-4, Class B
0.94%, 09/15/16 (MT 09/15/14)	1,505	1,506,657
Series 2012-4, Class D
2.09%, 09/15/16 (MT 09/15/14)	515	518,170
GE Capital Credit Card Master Note Trust Series 2011-2, Class A
0.65%, 05/15/19 (MT 05/16/16)[b]	2,280	2,278,427
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class D1
2.49%, 01/15/44 (MT 01/15/14)[a]	1,055	1,054,472
Nationstar Mortgage Advance Receivables Trust Series 2013-T2A, Class A2
1.68%, 06/20/46 (MT 06/20/16)[a,c]	140	139,806
PFS Financing Corp.
Series 2012-AA, Class A
1.37%, 02/15/16 (MT 02/17/14)[a,b]	140	140,186
Series 2012-AA, Class B
1.87%, 02/15/16 (MT 02/17/14)[a,b]	200	200,417

Security	Principal (000s)	Value

Santander Drive Auto Receivables Trust
Series 2012-AA, Class C
1.78%, 11/15/18[a]	$650	$637,923
Series 2013-2, Class B
1.33%, 03/15/18 (MT 04/15/16)	2,400	2,397,847
SLM Student Loan Trust
Series 2004-A, Class A2
0.45%, 03/16/20[b]	368	364,445
Series 2008-5, Class A2
1.34%, 10/25/16[b]	168	166,768
Series 2012-C, Class A1
1.27%, 08/15/23 (MT 01/15/16)[a,b]	713	715,721
Series 2012-E, Class A1
0.92%, 10/16/23 (MT 06/15/16)[a,b]	1,116	1,114,381
Series 2012-E, Class A2B
1.92%, 06/15/45 (MT 10/15/17)[a,b]	250	253,965
Series 2013-A, Class A2B
1.22%, 05/17/27 (MT 08/15/18)[a,b]	265	262,046
Series 2013-C, Class A1
1.03%, 02/15/22 (MT 01/15/17)[a,b]	2,200	2,201,377

		16,643,255

TOTAL ASSET-BACKED SECURITIES
(Cost: $16,638,151)		16,643,255

COLLATERALIZED MORTGAGE OBLIGATIONS — 14.07%

MORTGAGE-BACKED SECURITIES — 14.07%
Banc of America Merrill Lynch Commercial Mortgage Inc.
Series 2005-4, Class A5A
4.93%, 07/10/45 (MT 07/10/15)	526	554,832
Series 2006-2, Class A4
5.73%, 05/10/45 (MT 05/10/16)[b]	1,925	2,114,512
Bear Stearns Commercial Mortgage Securities Inc.
Series 2005-PWR8, Class A4
4.67%, 06/11/41 (MT 06/11/15)	247	258,711
Series 2006-PW12, Class A4
5.71%, 09/11/38 (MT 04/11/16)[b]	1,250	1,371,509
Series 2006-PW14, Class A1A
5.19%, 12/11/38 (MT 11/11/16)	224	247,000
Series 2007-PW15, Class A1A
5.32%, 02/11/44 (MT 02/11/17)	263	289,823

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Continued)

iSHARES® SHORT MATURITY BOND ETF

October 31, 2013

Security	Principal (000s)	Value

Credit Suisse Commercial Mortgage Trust
Series 2006-C5, Class A3
5.31%, 12/15/39 (MT 11/15/16)	$500	$545,402
DBRR Trust Series 2013-EZ2, Class A
0.85%, 02/25/45 (MT 11/25/15)[a,b]	2,847	2,850,555
GMAC Commercial Mortgage Securities Inc.
Series 2006-C1, Class A1A
5.23%, 11/10/45 (MT 12/10/15)[b]	1,862	2,002,598
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-CB13, Class A4
5.24%, 01/12/43 (MT 10/12/15)[b]	801	855,385
Series 2006-LDP6, Class A4
5.48%, 04/15/43 (MT 03/15/16)[b]	960	1,044,090
Series 2007-CB18, Class A1A
5.43%, 06/12/47 (MT 01/12/17)[b]	259	286,264
LB-UBS Commercial Mortgage Trust
Series 2007-C2, Class A3
5.43%, 02/15/40 (MT 03/15/17)	913	1,007,772
Morgan Stanley Capital I Inc.
Series 2006-IQ12, Class A1A
5.32%, 12/15/43 (MT 12/15/16)	435	478,592
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust
Series 2006-C24, Class A3
5.56%, 03/15/45 (MT 03/15/16)[b]	250	271,523
Series 2006-C29, Class A1A
5.30%, 11/15/48 (MT 11/15/16)	239	264,768

		14,443,336

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $14,421,205)		14,443,336

CORPORATE BONDS & NOTES — 64.10%

AUTOMOBILES — 0.49%
Nissan Motor Acceptance Corp.
0.95%, 09/26/16[a,b]	500	500,772

		500,772

CAPITAL MARKETS — 3.91%
Goldman Sachs Group Inc. (The)
0.70%, 03/22/16[b]	2,500	2,487,202

Security	Principal (000s)	Value

Morgan Stanley
1.51%, 02/25/16[b]	$1,000	$1,010,493
4.20%, 11/20/14	500	518,199

		4,015,894

CHEMICALS — 0.24%
Ecolab Inc.
1.00%, 08/09/15	250	250,666

		250,666

COMMERCIAL BANKS — 6.80%
ABN AMRO Bank NV
1.04%, 10/28/16[a,b]	250	250,298
Barclays Bank PLC
3.90%, 04/07/15	500	522,185
Fifth Third Bancorp
0.67%, 12/20/16[b]	750	741,311
ING Bank NV
1.21%, 03/07/16[a,b]	540	545,396
Lloyds Bank PLC
4.38%, 01/12/15[a]	1,000	1,039,113
Regions Financial Corp.
7.75%, 11/10/14	750	799,687
Sumitomo Mitsui Trust Bank Ltd.
1.03%, 09/16/16[a,b]	500	502,408
Union Bank N.A.
1.00%, 09/26/16[b]	1,000	1,007,732
Wells Fargo Bank N.A.
4.75%, 02/09/15	1,500	1,574,818

		6,982,948

COMPUTERS & PERIPHERALS — 1.24%
Hewlett-Packard Co.
2.35%, 03/15/15	250	253,946
2.63%, 12/09/14	1,000	1,017,890

		1,271,836

CONSUMER FINANCE — 4.70%
Capital One Financial Corp.
5.50%, 06/01/15	1,250	1,335,542
Ford Motor Credit Co. LLC
3.88%, 01/15/15	2,500	2,587,617
HSBC Finance Corp.
0.69%, 06/01/16[b]	900	897,511

		4,820,670

10	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT MATURITY BOND ETF

October 31, 2013

Security	Principal (000s)	Value

DIVERSIFIED FINANCIAL SERVICES — 8.43%
Bank of America Corp.
1.07%, 03/22/16[b]	$1,750	$1,758,740
Citigroup Inc.
1.20%, 07/25/16[b]	250	252,295
5.00%, 09/15/14	200	206,965
6.01%, 01/15/15	1,200	1,272,134
Daimler Finance North America LLC
0.95%, 08/01/16[a,b]	250	250,541
1.30%, 07/31/15[a]	250	251,515
General Electric Capital Corp.
1.00%, 07/12/16[b]	500	502,686
Harley-Davidson Funding Corp.
5.75%, 12/15/14[a]	1,000	1,052,834
J.P. Morgan Chase & Co.
0.88%, 02/26/16[b]	1,000	1,003,689
5.25%, 05/01/15	1,000	1,063,157
NASDAQ OMX Group Inc. (The)
4.00%, 01/15/15	1,000	1,034,340

		8,648,896

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.22%
AT&T Inc.
0.65%, 02/12/16[b]	1,000	998,548
Verizon Communications Inc.
1.78%, 09/15/16[b]	2,250	2,307,082

		3,305,630

ELECTRIC UTILITIES — 0.37%
Oncor Electric Delivery Co. LLC
6.38%, 01/15/15	357	379,954

		379,954
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.49%
Avnet Inc.
5.88%, 03/15/14	1,500	1,525,176

		1,525,176
FOOD PRODUCTS — 1.08%
Nabisco Inc.
7.55%, 06/15/15	1,000	1,105,992

		1,105,992
HEALTH CARE PROVIDERS & SERVICES — 2.04%
Coventry Health Care Inc.
6.13%, 01/15/15	750	797,863

Security	Principal (000s)	Value

Express Scripts Holding Co.
2.10%, 02/12/15	$500	$507,890
WellPoint Inc.
5.00%, 12/15/14	750	785,908

		2,091,661
INSURANCE — 8.59%
American International Group Inc.
2.38%, 08/24/15	1,280	1,307,028
3.00%, 03/20/15	250	257,202
Hartford Financial Services Group Inc.
4.00%, 03/30/15	1,500	1,565,155
Liberty Mutual Group Inc.
5.75%, 03/15/14[a]	2,000	2,031,752
MetLife Institutional Funding II
1.63%, 04/02/15[a]	500	506,348
Prudential Financial Inc.
6.20%, 01/15/15	1,500	1,596,129
XL Group PLC
5.25%, 09/15/14	1,500	1,555,436

		8,819,050

LIFE SCIENCES TOOLS & SERVICES — 1.26%
Life Technologies Corp.
4.40%, 03/01/15	500	520,736
Thermo Fisher Scientific Inc.
3.20%, 05/01/15	750	773,566

		1,294,302

MEDIA — 2.49%
COX Communications Inc.
5.45%, 12/15/14	750	789,122
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.55%, 03/15/15	750	776,021
4.75%, 10/01/14	250	259,175
Interpublic Group of Companies Inc. (The)
6.25%, 11/15/14	700	732,375

		2,556,693

METALS & MINING — 1.02%
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15	1,046	1,051,310

		1,051,310

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® SHORT MATURITY BOND ETF

October 31, 2013

Security	Principal (000s)	Value

OIL, GAS & CONSUMABLE FUELS — 2.21%
Anadarko Petroleum Corp.
5.75%, 06/15/14	$800	$823,549
Phillips 66
1.95%, 03/05/15	650	660,351
Sunoco Inc.
9.63%, 04/15/15	700	783,899

		2,267,799

PAPER & FOREST PRODUCTS — 1.03%
International Paper Co.
5.30%, 04/01/15	1,000	1,059,899

		1,059,899
PHARMACEUTICALS — 1.51%
Actavis Inc.
5.00%, 08/15/14	1,500	1,549,961

		1,549,961

REAL ESTATE INVESTMENT TRUSTS (REITs) — 4.40%
Boston Properties LP
5.00%, 06/01/15	1,000	1,065,367
ERP Operating LP
6.58%, 04/13/15	570	616,663
HCP Inc.
6.00%, 03/01/15	695	739,595
Health Care REIT Inc.
5.88%, 05/15/15	1,000	1,072,186
Nationwide Health Properties Inc.
6.00%, 05/20/15	950	1,023,746

		4,517,557

ROAD & RAIL — 3.50%
CSX Corp.
6.25%, 04/01/15	250	269,087
ERAC USA Finance LLC
5.60%, 05/01/15[a]	250	266,771
Kansas City Southern Mexico SA CV
0.94%, 10/28/16[a,b]	1,000	998,483
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.13%, 05/11/15[a]	1,000	1,027,515
Ryder System Inc.
3.15%, 03/02/15	1,000	1,028,259

		3,590,115

Security	Principal (000s)		Value

SOFTWARE — 0.26%
CA Inc.
6.13%, 12/01/14		$250	$263,221

			263,221

SPECIALTY RETAIL — 1.55%
AutoZone Inc.
5.75%, 01/15/15		1,500	1,587,936

			1,587,936

THRIFTS & MORTGAGE FINANCE — 0.26%
AmSouth Bank N.A. Series AI
5.20%, 04/01/15		250	262,440

			262,440

TOBACCO — 0.98%
BAT International Finance PLC
1.40%, 06/05/15[a]		1,000	1,009,781

			1,009,781

WIRELESS TELECOMMUNICATION SERVICES — 1.03%
America Movil SAB de CV
5.75%, 01/15/15		500	527,831
Vodafone Group PLC
5.38%, 01/30/15		500	528,412

			1,056,243

TOTAL CORPORATE BONDS & NOTES
(Cost: $65,795,985)			65,786,402

FOREIGN GOVERNMENT OBLIGATIONS — 0.97%

MEXICO — 0.97%
United Mexican States
0.00%, 01/23/14	MXN	13,000	992,187

			992,187

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $994,842)			992,187

12	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® SHORT MATURITY BOND ETF

October 31, 2013

Security	Principal or Shares (000s)	Value

MUNICIPAL DEBT OBLIGATIONS — 1.40%

CALIFORNIA — 1.40%
State of California GO
0.85%, 02/01/15	$1,435	$1,439,104

		1,439,104

TOTAL MUNICIPAL DEBT OBLIGATIONS
(Cost: $1,437,663)		1,439,104

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.25%

MORTGAGE-BACKED SECURITIES — 1.25%
Government National Mortgage Association Series 2011-114, Class KF
0.62%, 03/20/41 (Call 04/20/25)[b]	1,274	1,280,320

		1,280,320

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $1,278,088)		1,280,320

MONEY MARKET FUNDS — 1.84%
BlackRock Cash Funds: Prime, SL Agency Shares
0.12%[d,e]	1,893	1,893,039

TOTAL MONEY MARKET FUNDS
(Cost: $1,893,039)		1,893,039

Value

TOTAL INVESTMENTS IN SECURITIES — 99.85%
(Cost: $102,458,973)	$102,477,643
Other Assets, Less Liabilities — 0.15%	155,948

NET ASSETS — 100.00%	$102,633,591

GO  —  General Obligation

MT  —  Mandatory Tender

MXN  —  Mexican Peso

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of October 31, 2013 were as follows:

Currency to be Delivered	Currency to be Received	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
MXN 12,891,000	USD 985,499	1/23/2014	DB	$3,185

Counterparty:

DB  —  Deutsche Bank AG

See notes to financial statements.

SCHEDULE OF INVESTMENTS	13

Statement of Assets and Liabilities

iSHARES® SHORT MATURITY BOND ETF

October 31, 2013

ASSETS
Investments, at cost:
Unaffiliated	$100,565,934
Affiliated (Note 2)	1,893,039

Total cost of investments	$102,458,973

Investments in securities, at fair value (Note 1):
Unaffiliated	$100,584,604
Affiliated (Note 2)	1,893,039

Total fair value of investments	102,477,643
Foreign currency, at value[a]	44
Receivables:
Interest	713,444
Unrealized gain on forward currency contracts (Note 1)	3,185

Total Assets	103,194,316

LIABILITIES
Payables:
Investment securities purchased	545,612
Investment advisory fees (Note 2)	15,113

Total Liabilities	560,725

NET ASSETS	$102,633,591

Net assets consist of:
Paid-in capital	$102,586,403
Undistributed net investment income	25,018
Undistributed net realized gain	315
Net unrealized appreciation	21,855

NET ASSETS	$102,633,591

Shares outstanding[b]	2,050,000

Net asset value per share	$50.07

[a]	Cost of foreign currency: $44.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

14	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations

iSHARES® SHORT MATURITY BOND ETF

Period from September 25, 2013 (Commencement of operations) to October 31, 2013

NET INVESTMENT INCOME
Interest — unaffiliated	$40,610
Interest — affiliated (Note 2)	1,007

Total investment income	41,617

EXPENSES
Investment advisory fees (Note 2)	15,455

Total expenses	15,455

Net investment income	26,162

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	315
Foreign currency transactions	(1,144)

Net realized loss	(829)

Net change in unrealized appreciation/depreciation on:
Investments	18,670
Forward currency contracts	3,185

Net change in unrealized appreciation/depreciation	21,855

Net realized and unrealized gain	21,026

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$47,188

See notes to financial statements.

FINANCIAL STATEMENTS	15

Statement of Changes in Net Assets

iSHARES® SHORT MATURITY BOND ETF

Period from September 25, 2013[a] to October 31, 2013

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$26,162
Net realized loss	(829)
Net change in unrealized appreciation/depreciation	21,855

Net increase in net assets resulting from operations	47,188

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	102,586,403

Net increase in net assets from capital share transactions	102,586,403

INCREASE IN NET ASSETS	102,633,591

NET ASSETS
Beginning of period	—

End of period	$102,633,591

Undistributed net investment income included in net assets at end of period	$25,018

SHARES ISSUED
Shares sold	2,050,000

Net increase in shares outstanding	2,050,000

[a]	Commencement of operations.

See notes to financial statements.

16	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® SHORT MATURITY BOND ETF

(For a share outstanding throughout the period)

Period from Sep. 25, 2013[a] to Oct. 31, 2013
Net asset value, beginning of period	$50.00

Income from investment operations:
Net investment income[b]	0.02
Net realized and unrealized gain[c]	0.05

Total from investment operations	0.07

Net asset value, end of period	$50.07

Total return	0.14%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$102,634
Ratio of expenses to average net assets[e]	0.25%
Ratio of net investment income to average net assets[e]	0.42%
Portfolio turnover rate[f]	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	17

Notes to Financial Statements

iSHARES® SHORT MATURITY BOND ETF

iShares U.S. ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated June 21, 2011.

These financial statements relate only to the following fund (the “Fund”):

iShares Bond ETF	Diversification Classification
Short Maturity[a]	Non-diversified

[a]	The Fund commenced operations on September 25, 2013.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The Fund may invest in securities of non-U.S. issuers that trade in non-U.S. markets. This involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”)

18	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® SHORT MATURITY BOND ETF

provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Forward currency contracts are valued daily using forward exchange rates based on WM/Reuters as of 4:00 p.m. London Time.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Continued)

iSHARES® SHORT MATURITY BOND ETF

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of October 31, 2013. The breakdown of the Fund’s investments into major categories is disclosed in its schedule of investments.

	Investments
	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$16,012,199	$631,056	$16,643,255
Collateralized Mortgage Obligations	—	14,443,336	—	14,443,336
Corporate Bonds & Notes	—	65,786,402	—	65,786,402
Foreign Government Obligations	—	992,187	—	992,187
Municipal Debt Obligations	—	1,439,104	—	1,439,104
U.S. Government Agency Obligations	—	1,280,320	—	1,280,320
Money Market Funds	1,893,039	—	—	1,893,039
Forward Currency Contracts[a]	—	3,185	—	3,185

	$1,893,039	$99,956,733	$631,056	$102,480,828

[a]	Forward currency contracts are valued at the unrealized appreciation/depreciation on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its

20	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® SHORT MATURITY BOND ETF

ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

BFA has entered into a sub-advisory agreement with BlackRock Financial Management, Inc. (the “Sub-Advisor”), an affiliate of BFA, under which BFA pays the Sub-Advisor for services it provides to the Fund.

For its investment advisory services the Fund, BFA is entitled to an annual investment advisory fee of 0.25% based on the average daily net assets of the Fund.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest—affiliated” in the statement of operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended October 31, 2013, were $92,479,267 and $789,668, respectively.

There were no in-kind transactions for the period ended October 31, 2013.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Continued)

iSHARES® SHORT MATURITY BOND ETF

Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of October 31, 2013, attributable to foreign currency transactions, were reclassified to the following accounts:

Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
$—	$(1,144)	$1,144

As of October 31, 2013, the tax components of accumulated net earnings (losses) were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Net Unrealized Gains (Losses)	Total
$25,863	$—	$—	$21,325	$47,188

As of October 31, 2013, the cost of investments for federal income tax purposes was $102,456,318. Net unrealized appreciation was $21,325, of which $81,584 represented gross unrealized appreciation on securities and $60,259 represented gross unrealized depreciation on securities.

Management has reviewed the tax positions as of October 31, 2013, and has determined that no provision for income tax is required in the Fund’s financial statements.

6.	FORWARD CURRENCY CONTRACTS

The Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of the Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter (“OTC”) and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

22	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® SHORT MATURITY BOND ETF

The following table shows the value of forward currency contracts held by the Fund as of October 31, 2013 and the related locations in the statement of assets and liabilities, presented by risk exposure category:

Assets
Foreign exchange contracts:
Unrealized appreciation on forward currency contracts	$3,185

The following table shows the realized and unrealized gains (losses) on forward currency contracts held by the Fund during the period ended October 31, 2013 and the related locations in the statement of operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Foreign exchange contracts:
Forward currency contracts	$—	$3,185

For the period ended October 31, 2013, the average quarter-end number of forward currency contracts and average amounts sold in U.S. dollars for the Fund were 1 and $985,753, respectively.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. In order to better define its contractual rights and to secure rights that will help the Fund to mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by the parties. Forward currency contracts held by the Fund generally do not require collateral. To the extent amounts due to the Fund from the counterparty are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to netting arrangements in the statement of assets and liabilities.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Continued)

iSHARES® SHORT MATURITY BOND ETF

The following table presents the exposure of the open forward currency contracts that are subject to potential offset on the statement of assets and liabilities as of October 31, 2013:

	Derivative Assets Subject to Offsetting	Derivatives Available for Offset	Net Amount of Derivative Assets
Forward currency contracts	$3,185	$—	$3,185

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

24	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares U.S. ETF Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Short Maturity Bond ETF (the “Fund”), at October 31, 2013, the results of its operations, the changes in its net assets and its financial highlights for the period September 25, 2013 (commencement of operations) through October 31, 2013, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2013 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

December 20, 2013

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	25

Board Review and Approval of Investment Advisory

Contract

iSHARES® U.S. ETF TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) , and the Sub-Advisory Agreement between BFA and BlackRock Financial Management, Inc. (“BFM”) (the “Sub-Advisory Agreement”), on behalf of the Fund. The Advisory Contract and the Sub-Advisory Agreement are referred to hereafter as the “Advisory Agreements”. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on March 7, 2013, April 23, 2013, and May 3, 2013, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 16, 2013, management presented preliminary information to the Board relating to the continuance of the Advisory Agreements, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 5, 2013, to discuss the additional requests. At a meeting held on June 10-11, 2013, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA, including the supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Agreements for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and reached the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including any proposed advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of the size, sponsor, inception date, or other differentiating factors included in Lipper’s proprietary selection methodology, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, actively managed exchange traded funds or other funds that track pursue an investment strategy similar to that of the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, and/or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Group and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information provided in the Lipper Report may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fee rate and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group. The Board noted management’s previous assertion that the advisory fee rate for the Fund reflects certain competitive considerations and was not reflective of the full value of services to be rendered. The Board noted that BFA will pay for BFM and its sub-advisory services, and that there will be no additional fees imposed on the Fund in respect of the services to be provided under the Sub-Advisory Agreement.

26	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® U.S. ETF TRUST

Because the Fund had not yet commenced operations, the Board did not review any performance information for the Fund.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Nature, Extent and Quality of Services to be Provided by BFA and BFM or their Affiliates — The Board noted that the Fund had not yet commenced operations, and reviewed the scope of services to be provided by BFA (and any services to be provided by BFM on BFA’s behalf or at BFA’s direction) under the Advisory Agreements. In reviewing the scope of these services, the Board considered the investment philosophy and experience of BFA and BFM, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board acknowledged that resources to support iShares funds and their shareholders have been added or enhanced since BlackRock’s acquisition of BFA in December 2009, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered the compliance program of BFA and BFM and their compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment and risk management processes and strategies provided at the June 10-11, 2013 meeting and throughout the previous year, and matters related to BFA’s and BFM’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA and BFM to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — While the Board reviewed information about the profitability of the iShares complex to BlackRock based on fees payable to BFA and its affiliates (including fees payable under advisory contracts with iShares funds) and all other sources of revenue and expense to BFA and its affiliates from the iShares funds’ operations for the last calendar year, the Board did not consider the profitability of the Fund to BFA and its affiliates since the Fund had not yet commenced operations. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale with respect to the iShares funds that are in operation was focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	27

Board Review and Approval of Investment Advisory

Contract (Continued)

iSHARES® U.S. ETF TRUST

However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services to be provided to the Fund, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and the Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the Fund had not yet commenced operations. However, the Board noted that BFA and BFM generally do not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates, in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rate under each Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Agreements for the coming year.

28	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

iSHARES® U.S. ETF TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Chief Compliance Officer, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons of the Trust (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares U.S. ETF Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped ETF, Inc. and a Trustee of iShares Trust and, as a result, oversees a total of 300 Funds (as of October 31, 2013) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (56)	Trustee (since 2011).	President and Director, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2006); Trustee of iShares Trust (since 2009); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010).

Michael Latham[b] (48)	Trustee (since 2011); President (since 2011).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business, BGI (2003-2007).	Trustee of iShares Trust (since 2010); Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	29

Trustee and Officer Information (Continued)

iSHARES® U.S. ETF TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (58)	Trustee (since 2011); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Paine Webber Inc.) (2003-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).

Trustee of iShares Trust (since 2007);

Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped ETF, Inc. and iShares Trust (since 2012).

Cecilia H. Herbert (64)	Trustee (since 2011); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).

Trustee and Member (since 2011) of the Investment Committee, WNET, the New York public broadcasting company; Director (since 1998) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and Investment Committee (2006-2010) the Thacher School; Member (since 1994) and Chair (1994-2005) of the Investment Committee, Archdiocese

of San Francisco.

Trustee of iShares Trust (since 2005); Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Director of Forward Funds (34 portfolios) (since 2009).

Charles A. Hurty (70)	Trustee (since 2011); Audit Committee Chair (since 2011).	Retired; Partner, KPMG LLP (1968-2001).

Trustee of iShares Trust (since 2005);

Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (2 portfolios) (since 2002).

John E. Kerrigan (58)	Trustee (since 2011); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Trustee of iShares Trust (since 2005); Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010).

30	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Continued)

iSHARES® U.S. ETF TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
John E. Martinez (52)	Trustee (since 2011); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Trustee of iShares Trust (since 2003); Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010).

George G.C. Parker (74)	Trustee (since 2011).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).

Trustee of iShares Trust (since 2000);

Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped ETF, Inc. (since 2010); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (49)	Trustee (since 2011); 15(c) Committee Chair (since 2012).

Robert K. Jaedicke Professor of

Accounting and Senior Associate

Dean for Academic Affairs and Head of MBA Program, Stanford

University Graduate School of

Business (since 2001); Professor of

Law (by courtesy), Stanford Law

School (since 2005); Visiting

Professor, University of Chicago

(2007-2008).

Trustee of iShares Trust (since 2011); Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped ETF, Inc. (since 2011).

TRUSTEE AND OFFICER INFORMATION	31

Trustee and Officer Information (Continued)

iSHARES® U.S. ETF TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (45)	Vice President and Chief Legal Officer (since 2012).	Managing Director of Legal & Compliance, BlackRock (since 2006); Director of Legal & Compliance, BlackRock (2004-2006).

Eilleen M. Clavere (61)	Secretary (since 2011).	Director of Global Fund Administration, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel at Kirkpatrick & Lockhart LLP (2001-2005).

Jack Gee (54)	Treasurer and Chief Financial Officer (since 2011).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Scott Radell (44)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007); Credit Research Analyst, BGI (2003-2005).

Amy Schioldager (51)	Executive Vice President (since 2011).	Senior Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008); Head of Domestic Equity Portfolio Management, BGI (2001-2006).

Ira P. Shapiro (50)	Vice President (since 2011).	Managing Director, BlackRock (since 2009); Head of Strategic Product Initiatives for iShares (since 2012); Chief Legal Officer, Exchange-Traded Fund Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

32	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	33

Notes:

34	2013 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by BATS, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund’s website.

©2013 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

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iS-AR-108-1013

Item 2. Code of Ethics.

iShares U.S. ETF Trust (the “Registrant”) adopted a new code of ethics on July 1, 2011 that applies to persons appointed by the Registrant’s Board of Trustees as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended October 31, 2013, there were no amendments to any provision of the former and new codes of ethics, nor were there any waivers granted from any provision of the former and new codes of ethics. A copy of the new code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan, George G.C. Parker, Robert H. Silver and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the one series of the Registrant for which the fiscal year-end is October 31, 2013 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Fund’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were N/A for the fiscal year ended October 31, 2012 and $11,700 for the fiscal year ended October 31, 2013.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended October 31, 2012 and October 31, 2013 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Fund’s tax returns and excise tax calculations, were N/A for the fiscal year ended October 31, 2012 and $3,870 for the fiscal year ended October 31, 2013.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended October 31, 2012 and October 31, 2013 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Fund’s financial statements for the fiscal year ended October were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Fund, and rendered to the Registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years were, N/A for the fiscal year ended October 31, 2012 and $4,486,112 for the fiscal year ended October 31, 2013.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver, John E. Martinez and Madhav V. Rajan.

Item 6. Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares U.S. ETF Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	December 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	December 27, 2013

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	December 27, 2013